FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.4%
	APPAREL & TEXTILE PRODUCTS - 0.5%
7,935	NIKE, Inc., Class B	$ 480,782

	ASSET MANAGEMENT - 6.1%
50,532	KKR & Company, Inc.	6,137,617

	BIOTECH & PHARMA - 1.0%
1,344	Eli Lilly & Company	991,428

	CHEMICALS - 4.5%
9,770	Linde PLC	4,568,257

	DIVERSIFIED INDUSTRIALS - 6.4%
26,318	General Electric Company	6,471,860

	E-COMMERCE DISCRETIONARY - 1.1%
5,240	Amazon.com, Inc.(a)	1,074,252

	ELECTRICAL EQUIPMENT - 1.9%
3,935	GE Vernova, LLC	1,861,176

	ENTERTAINMENT CONTENT - 4.4%
19,779	Take-Two Interactive Software, Inc.(a)	4,475,592

	INSURANCE - 10.1%
8	Berkshire Hathaway, Inc., Class A(a)	6,059,200
10,151	Chubb Ltd.	3,016,877
2,260	Kinsale Capital Group, Inc.	1,066,697
		10,142,774
	INTERNET MEDIA & SERVICES - 3.0%
1,868	Alphabet, Inc., Class A	320,810
5,944	Alphabet, Inc., Class C	1,027,420
2,620	Meta Platforms, Inc., Class A	1,696,425
		3,044,655

FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	LEISURE FACILITIES & SERVICES - 1.5%
18,182	Starbucks Corporation	$ 1,526,379

	MACHINERY - 4.6%
46,145	Veralto Corporation	4,662,029

	MEDICAL EQUIPMENT & DEVICES - 2.7%
12,100	Danaher Corporation	2,297,790
2,121	West Pharmaceutical Services, Inc.	447,213
		2,745,003
	RETAIL - DISCRETIONARY - 10.6%
710	AutoZone, Inc.(a)	2,650,458
15,029	Lowe's Companies, Inc.	3,392,496
3,413	O'Reilly Automotive, Inc.(a)	4,667,278
		10,710,232
	SEMICONDUCTORS - 10.3%
18,100	Applied Materials, Inc.	2,837,175
21,147	Broadcom, Inc.	5,119,055
93,979	Intel Corporation	1,837,289
4,461	NVIDIA Corporation	602,815
		10,396,334
	SOFTWARE - 19.5%
6,060	ANSYS, Inc.(a)	2,004,769
45,445	Blackline, Inc.(a)	2,541,739
15,393	Microsoft Corporation	7,086,322
22,648	Oracle Corporation	3,748,923
16,125	Salesforce, Inc.	4,279,091
		19,660,844
	TECHNOLOGY SERVICES - 2.2%
4,423	S&P Global, Inc.	2,268,380

FM FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 92.4% (Continued)
	TRANSPORTATION & LOGISTICS – 2.0%
8,853	Union Pacific Corporation	$ 1,962,356

	TOTAL COMMON STOCKS (Cost $72,388,199)	93,179,950

	SHORT-TERM INVESTMENT — 7.7%
	MONEY MARKET FUND - 7.7%
7,741,555	Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.20% (Cost $7,741,555)(b)	7,741,555

	TOTAL INVESTMENTS - 100.1% (Cost $80,129,754)	$ 100,921,505
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(93,708)
	NET ASSETS - 100.0%	$ 100,827,797

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.